Prudential Investment Portfolios 16

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

May 27, 2014

United States Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Attn: Mr. Larry Greene

Re:                             Definitive Proxy Materials for Prudential Investment Portfolios 16 — Target Conservative Allocation Fund

Dear Mr. Greene:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 a definitive proxy statement (the “Proxy”) and materials, including a proxy card, in connection with a special meeting of shareholders of Prudential Investment Portfolios 16 — Target Conservative Allocation Fund scheduled for August 14, 2014 (the “Meeting”).

This letter is intended to respond to the Staff’s comments that you conveyed by telephone on May 20, 2014 to Claudia DiGiacomo with respect to the preliminary Proxy Statement that was filed on May 16, 2014.  For your convenience, a summary of the Staff’s comments are included herein and the Fund’s responses are keyed accordingly, as set forth below.

Prospectus

1.                                      Comment

Please respond to these comments in a writing filed on EDGAR and include the appropriate Tandy responses in such writing.

Response

The Registrant will respond to the comments in a writing that is filed on EDGAR, and will include the appropriate Tandy responses in such writing.

2.                                      Comment

Please confirm that the font size used throughout the filing conforms to regulatory requirements.

Response

The Registrant confirms that the font size conforms to regulatory requirements.

3.                                      Comment

On the Notice of the Special Meeting, please confirm whether PFI and PREI are separate legal entities or departments at PIM.

Response

PFI and PREI are separate business units of PIM and are not separate legal entities.

4.                                      Comment

In accordance with plain English please do not have any text in all caps for more than a title or sentence.  Please note that bold is acceptable to the staff.

Response

The Registrant has revised the proxy statement as requested.

5.                                      Comment

In the Proxy section “Introduction-Reasons for the Meeting” (a) please reconcile disclosure relating to whether PI will implement Proposal 1 if all the sub-proposals are not approved; (b) consider using two defined terms for the Fund; (c) if the Fund or the Repositioned Fund may invest in foreign securities please note if that includes emerging markets; and (d) if swaps may include credit default swaps or total return swaps please add to the Proxy.

Response

(a) The disclosure has been reconciled in the Proxy.

(b) The Registrant has revised the disclosure as requested.

(c) The Registrant has revised the disclosure as requested.

(d) The Registrant has revised the disclosure as requested.

6.                                      Comment

In the Proxy section “Introduction-Comparative Fee and Expense Information” please clarify that there will be no increase in the Fund’s fees.

Response

The disclosure has been revised as requested.

7.                                      Comment

In the Proxy section “Consideration and Recommendation” (a) the Proxy has not yet disclosed that the new subadvisers are all affiliates of Prudential.  Please add disclosure. (b) Please provide more details about the Board’s considerations or explain where they are discussed in the Proxy.

Response

(a)The Registrant submits that the first paragraph of the proxy statement discloses that the New Subadvisers are all affiliates of Prudential.  Thus additional revisions are not necessary.

(b) The disclosure has been revised as requested.

8.                                      Comment

In the Proxy section “Highlights of Proposed Changes in Investment Policies and Strategy” the comparision of the changes is not enough. In the text after the table, please confirm that the concentration policy is not in a footnote and note that this change may take on considerable risk.

Response

The referenced disclosure compares the current and proposed changes in a two column table that outlines the revisions in a bullet point fashion.  The Registrant respectfully submits to the staff that the current disclosure is sufficient and a reasonable way to convey the differences to the Fund that are being proposed.  The new strategies are substantially different than the current policy and the bullets in each column do not always have corresponding strategies to compare.

9.                                      Comment

In the Proxy section “Matters Considered by the Board” address (a) why we are considering making changes to the Fund’s current strategy; (b) under “Other Matters” disclose whether the Board considered conflicts of interest.

Response

(a) The disclosure has been revised as requested.

(b) The disclosure has been revised as requested.

10.                               Comment

In the Proxy section “Implementation” (a) fix the typo in the first sentence; (b) in the third paragraph please note that the Repositioned Fund will be riskier; (c) clarify if “real estate securities” includes mortgage backed securities; (d) clarify if the Fund may invest in sponsored and unsponsored depository receipts; (e) clarify whether the Fund invests in defaulted securities; (f) discuss what type of  mortgage related securities will the Fund invest in; (g) please add a comparision of principal risks.

Response

(a) The disclosure has been revised as requested.

(b) The disclosure has been revised to disclosure that the Fund may utilize certain investment strategies that may be riskier than the Target Fund.

(c) The term real estate securities is not intended to include mortgage-backed securities.

(d) The disclosure has been revised as requested.

(e) The disclosure has been revised as requested.

(f) The disclosure has been revised as requested.

(g) The disclosure has been revised as requested.

11.                               Comment

For Proposal 2 disclose that by approving the proposal, shareholders are giving up right to approve such agreements. The Proxy should address earlier that the New Subadvisers are all affiliates and add conflicts disclosure.

Response

The disclosure has been revised as requested.

12.                               Comment

Please revise the proxy card to include a more detailed description of the proposal.

Response

The proxy card has been revised as requested.

Tandy Representations

In connection with the Commission Staff’s review of the Proxy, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

(a)                                 the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)                                 Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)                                  the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469.  Thank you for your assistance in this matter.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo

Vice President & Corporate Counsel